Operating leases (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating leases [abstract]
Minimum lease payments receivable under non-cancellable operating lease	£ 0	£ 0
Minimum operating lease payments recognised as expense	342	560
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	£ 53	£ 2